LONG TERM INVESTMENTS (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Fair Value Adjustments For The Period	$ 363
Fair Value Of Long Term Investments, Ending Balance	1,690
Statement [Line Items]
Fair Value Of Long Term Investments, Beggining Balance	1,247
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	80
Talisker Resources Ltd. Common Share [Member]
Fair Value Adjustments For The Period	335
Fair Value Of Long Term Investments, Ending Balance	1,070
Statement [Line Items]
Fair Value Of Long Term Investments, Beggining Balance	685
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	50
Silver Wolf Exploration Ltd. Common Share [Member]
Fair Value Adjustments For The Period	(58)
Fair Value Of Long Term Investments, Ending Balance	316
Statement [Line Items]
Fair Value Of Long Term Investments, Beggining Balance	359
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	15
Endurance Gold Corp. Common Shares
Fair Value Adjustments For The Period	74
Fair Value Of Long Term Investments, Ending Balance	231
Statement [Line Items]
Fair Value Of Long Term Investments, Beggining Balance	146
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	11
Endurance Gold Corp. Warrants
Fair Value Adjustments For The Period	21
Fair Value Of Long Term Investments, Ending Balance	61
Statement [Line Items]
Fair Value Of Long Term Investments, Beggining Balance	37
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	3
Silver Wolf Exploration Ltd. Warrants
Fair Value Adjustments For The Period	(9)
Fair Value Of Long Term Investments, Ending Balance	12
Statement [Line Items]
Fair Value Of Long Term Investments, Beggining Balance	20
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	$ 1